CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Common stock	Additional paid-in capital	Retained earnings/ (accumulated deficits)	Accumulated Other comprehensive income	Total equity
Stockholders' Equity at May. 31, 2010	$ 26,917	$ 7,473,211	$ 137,922	$ 449,283	$ 8,087,333
Shares, Outstanding at May. 31, 2010	269,168,128
Conversion of amount due to a related party to shares, value	1,315	1,181,933			1,183,248
Conversion of amount due to a related party to shares, shares	13,147,197
Net income			649,903		649,903
Gain on foreign exchange translation				150,482	150,482
Stockholders' Equity at May. 30, 2011	28,232	7,726,893	787,825	599,765	9,142,715
Reverse acquisition at May. 30, 2011		(928,251)			(928,251)
Shares, Outstanding at May. 30, 2011	282,315,325
Net income			257,986		257,986
Gain on foreign exchange translation				136,254	136,254
Stockholders' Equity at Jun. 01, 2011	$ 28,232	$ 7,726,893	$ 1,045,811	$ 736,019	$ 9,536,955
Shares, Outstanding at Jun. 01, 2011	282,315,325